NON-CONTROLLING INTEREST (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Jan. 02, 2023	Mar. 31, 2022	Jan. 02, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares issued	123,252,235	123,502,235	123,252,235	110,840,998	110,840,998	110,840,998
Common stock, shares outstanding	123,252,235	123,502,235	123,252,235	110,840,998	110,840,998	110,840,998
Affiliate [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Options exercisable price	$ 0.08849
Stock issued during period shares exercise of options	16,782,189
Stock issued during period shares cash les exercise of options	15,594,189
Pharmalectin, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares issued	30,000,000	30,000,000				30,000,000
Common stock, shares outstanding	19,650,000	19,650,000				19,650,000
Pharmalectin, Inc. [Member] | Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding	15,000,000	15,000,000				15,000,000
Percentage of oustanding shares	76.00%
Pharmalectin, Inc. [Member] | Affiliate [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding	4,650,000	4,650,000
Options outstanding	4,500,000	4,500,000
Options exercisable price	$ 0.33
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding		15,000,000